ASSET UNDER DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets Under Development [Roll Forward]
As of January 1	$ 20,000
As of December 31	434,248	$ 20,000
Gimi Conversion
Assets Under Development [Roll Forward]
As of January 1	20,000	1,177,489
Additions	372,849	118,942
Transfer to vessels and equipment, net (note 16)	0	(1,296,431)
Transfer from vessels and equipment, net (note 16)	0	20,000
Transfer from other non-current assets (note 17)	31,048	0
Interest costs capitalized	10,351	0
As of December 31	$ 434,248	$ 20,000